UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2015 (Unaudited)

	Shares	Value ($)
Germany 83.4%
Common Stocks 80.2%
Aerospace & Defense 3.0%
MTU Aero Engines	82,217	8,059,148

Auto Components 1.3%
Hella KGaA Hueck & Co.*†	47,569	2,288,024
SAF-Holland	80,405	1,289,422
		3,577,446
Chemicals 8.4%
Evonik Industries	270,968	9,656,454
Symrise	147,631	9,324,205
Wacker Chemie	28,383	3,282,745
		22,263,404
Commercial Services & Supplies 0.5%
Bilfinger Berger	22,227	1,288,596

Construction & Engineering 1.4%
Hochtief	47,676	3,611,961

Diversified Financial Services 0.6%
Grenkeleasing	13,954	1,610,159

Diversified Telecommunication Services 1.8%
Telefonica Deutschland Holding	836,414	4,826,609

Electrical Equipment 5.3%
Nordex*	68,188	1,386,275
OSRAM Licht Group	256,341	12,739,743
		14,126,018
Electronic Equipment, Instruments & Components 1.2%
Jenoptik	236,794	3,201,330

Food & Staples Retailing 2.1%
Metro	162,478	5,510,291

Health Care Equipment & Supplies 1.2%
STRATEC Biomedical	62,300	3,049,735

Health Care Providers & Services 0.4%
Rhoen Klinikum	44,980	1,116,752

Health Care Technology 0.3%
CompuGroup Medical	26,613	769,293

Hotels, Restaurants & Leisure 1.2%
TUI	183,025	3,214,070

Industrial Conglomerates 1.7%
Rheinmetall	94,102	4,545,914

Insurance 2.7%
Hannover Rueck	41,666	4,302,476
Talanx	94,922	2,975,676
		7,278,152
Internet & Catalog Retail 2.1%
Zalando SE 144A*†	224,730	5,610,898

Internet Software & Services 5.0%
Rocket Internet 144A*	19,063	943,002
United Internet	198,436	9,032,316
XING	19,371	3,337,249
		13,312,567
IT Services 2.1%
Wirecard	134,278	5,673,115

	Shares	Value ($)
Life Sciences Tools & Services 1.5%
Evotec*	102,970	415,585
Gerresheimer	33,534	1,848,724
MorphoSys*	28,291	1,785,916
		4,050,225
Machinery 7.5%
Duerr	30,975	3,407,978
GEA Group	65,792	3,180,776
KION Group	77,715	3,182,863
Krones	47,467	4,938,688
Pfeiffer Vacuum Technology	13,536	1,150,013
Rational	3,691	1,235,128
Stabilus*	85,550	2,936,428
		20,031,874
Media 5.7%
Axel Springer	17,217	1,016,440
ProSiebenSat.1 Media	223,761	10,977,658
Stroeer Media	95,204	3,258,391
		15,252,489
Metals & Mining 1.1%
Aurubis†	38,617	2,187,395
Salzgitter	20,617	599,399
		2,786,794
Real Estate Management & Development 11.3%
Deutsche Annington Immobilien	261,126	8,801,189
Deutsche Wohnen	223,287	5,713,882
LEG Immobilien	195,796	15,525,068
		30,040,139
Semiconductors & Semiconductor Equipment 2.5%
Dialog Semiconductor*	89,923	4,060,255
Kontron*	420,962	2,688,570
		6,748,825
Software 0.5%
Software	46,960	1,222,367

Specialty Retail 1.3%
Fielmann	52,315	3,505,190

Technology Hardware, Storage & Peripherals 0.3%
Wincor Nixdorf	15,370	721,629

Thrifts & Mortgage Finance 1.2%
Aareal Bank	73,205	3,087,732

Trading Companies & Distributors 2.7%
Brenntag	111,977	6,702,135
Kloeckner*	51,550	494,186
		7,196,321
Wireless Telecommunication Services 2.3%
Freenet	198,557	5,983,655

Preferred Stocks 3.2%
Health Care Equipment & Supplies 2.4%
Draegerwerk (Cost $5,406,037)	49,861	6,211,089

Specialty Retail 0.8%
Hornbach Holding (Cost $2,892,092)	28,225	2,220,143

Total Germany (Cost $171,972,312)		221,703,930

Netherlands 13.6%
Common Stocks
Aerospace & Defense 11.2%
Airbus Group NV	459,615	29,818,119

	Shares	Value ($)
Life Sciences Tools & Services 2.4%
QIAGEN*	248,292	6,255,145

Total Netherlands (Cost $16,331,995)		36,073,264

Luxembourg 1.6%
Common Stocks
Media 1.6%
RTL Group (Cost $3,479,464)	44,037	4,236,749

Switzerland 1.4%
Closed-End Funds
BB Biotech*† (Cost $2,441,698)	12,588	3,850,909

Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.11%
(Cost $4,852,793)(a)(b)	4,852,793	4,852,793

Cash Equivalents 0.1%
Central Cash Management Fund, 0.08%
(Cost $183,860)(b)	183,860	183,860

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $199,262,122)**	101.9	270,901,505
Other Assets and Liabilities, Net	(1.9)	(5,006,543)
Net Assets	100.0	265,894,962

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
The cost for federal income tax purposes was $202,368,857. At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $68,532,648. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $100,532,982 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,000,334.

†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2015 amounted to $4,546,158 which is 1.7% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A	-	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub‐group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub‐groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$ 221,703,930	$ —	$ —	$ 221,703,930
Netherlands	36,073,264	—	—	36,073,264
Luxembourg	4,236,749	—	—	4,236,749
Switzerland	3,850,909	—	—	3,850,909
Short-Term Instruments (c)	5,036,653	—	—	5,036,653
Total	$ 270,901,505	$ —	$ —	$ 270,901,505

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015